FDIC loss share - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2013 D
Business Acquisition, Contingent Consideration [Line Items]
True Up Payment Term	45
Calculation Percent Asset Discount Per Bid	$ 1,100,000,000
Intrinsic Loss Estimate	4,600,000,000
Servicing Amount Period Trueup Payment	twelve-month period
Payment Percentage True Up Payment [Member]
Business Acquisition, Contingent Consideration [Line Items]
Fixed Percentage True Up Payment	50.00%
Intrinsic Loss Estimate Trueup Payment [Member]
Business Acquisition, Contingent Consideration [Line Items]
Percent Calculation Intrinsic Loss Estimate	$ 925,000,000
Fixed Percentage True Up Payment	20.00%
Asset Discount Trueup Payment [Member]
Business Acquisition, Contingent Consideration [Line Items]
Fixed Percentage True Up Payment	25.00%
Cumulative Shared Loss Payments Trueup Payment [Member]
Business Acquisition, Contingent Consideration [Line Items]
Fixed Percentage True Up Payment	25.00%
Servicing Percentage Trueup Payment [Member]
Business Acquisition, Contingent Consideration [Line Items]
Fixed Percentage True Up Payment	1.00%
Banco Popular De Puerto Rico [Member]
Business Acquisition, Contingent Consideration [Line Items]
Loss Sharing Agreement Allocation Percentage	80.00%
Banco Popular De Puerto Rico [Member] | Other Consumer And Commercial Loans [Member]
Business Acquisition, Contingent Consideration [Line Items]
Loss Share Agreements Reimbursement Term	8
Federal Deposit Insurance Corporation [Member]
Business Acquisition, Contingent Consideration [Line Items]
Loss Sharing Agreement Allocation Percentage	80.00%
Federal Deposit Insurance Corporation [Member] | Residential Mortgage
Business Acquisition, Contingent Consideration [Line Items]
Loss Sharing Term	10
Federal Deposit Insurance Corporation [Member] | Other Consumer And Commercial Loans [Member]
Business Acquisition, Contingent Consideration [Line Items]
Loss Sharing Term	5